Note 3 - Discontinued Operations	12 Months Ended
Mar. 31, 2019
Discontinued Operations [Member]
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
3.
Discontinued Operations

On
July 13, 2018,
the Company executed a nonbinding letter of intent with a perspective buyer of the Modesto facility. On
October 9, 2018,
the Company closed on the sale of the facility to this outside buyer with net proceeds of
$63,326,000.
During the
second
quarter of fiscal
2019,
the Company ceased use of the Modesto facility. Based on its magnitude of revenue to the Company (approximately
15%
) and because the Company was exiting the production of peaches, this sale represented a significant strategic shift that has a material effect on the Company’s operations and financial results. Accordingly, the Company has applied discontinued operations treatment for this sale as required by Accounting Standards Codification
210
-
05—Discontinued
Operations. This business we are exiting is part of the Fruit and Vegetable segment.

The following table presents information related to the major classes of assets and liabilities of Modesto that are classified as Held For Sale-Discontinued Operations in the Company's Consolidated Balance Sheets (in thousands):

	March 31	March 31
	2019	2018
Accounts Receivable	$-	$12,586
Inventories	-	96,996
Other Current Assets	98	288

Current Assets Held For Sale-Discontinued Operations	$98	$109,870

Other Assets	$1,143	$1,616
Property, Plant and Equipment (net)	-	18,482

Noncurrent Assets Held For Sale-Discontinued Operations	$1,143	$20,098

Accounts Payable and Accrued Expenses	$4,285	$26,226
Long-Term Debt and Capital Leases Current Portion	-	2,347
Current Liabilities Held For Sale-Discontinued Operations	$4,285	$28,573

Long-Term Debt and Capital Lease Obligations	$-	$7,964
Noncurrent Liabilities Held For Sale Discontinued Operations	$-	$7,964

The operating results of the discontinued operations that are reflected in the Consolidated Statements of Net Earnings (Loss) from discontinued operations are as follows:

	Twelve Months Ended
	March 31,	March 31,
	2019	2018

Net Sales	$111,693	$165,668

Costs and Expenses:

Cost of Product Sold	129,872	174,207
Selling, General and Administrative	1,135	3,329
Plant Restructuring Charge (a)	4,515	10,353
Interest Expense (b)	1,077	2,219
Total cost and expenses	136,599	190,108
Loss From Discontinued Operations Before Income Taxes	(24,906)	(24,440)
Gain on the Sale of Assets Before Income Taxes (c) (d) (e)	(80,632)	-
Income Tax Expense (Benefit)	13,496	(5,911)
Net Earnings (Loss) From Discontinued Operations, Net of Tax	$42,230	$(18,529)

(a)	Includes $3,746,000 of Modesto severance in fiscal 2019.
(b)	Includes interest on debt directly related to Modesto including the building mortgage and equipment leases and an allocation of the Company's line of credit facility.
(c)	Includes a $24,211,000 gain as a result of LIFO layer liquidations from the disposal of the inventory for fiscal 2019.
(d)	Includes $51,446,000 gain on the sale of Modesto plant and equipment in fiscal 2019.
(e)	Includes a $4,975,000 gain on the sale of bins in fiscal 2019.

Supplemental Information on Discontinued Operations:
Capital Expenditures	3,937	2,274
Depreciation	1,302	2,095